Leases-Group as Lessor (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Future Minimum Rentals	Future minimum rentals receivable under non-cancelable operating leases are as follows:

(In millions of yen)
December 31, 2018
Within one year	48
Between one year and five years	8

Total	56

Summary of Maturity Analysis for the Lease Payments Receivable
Maturity analysis for the lease payments receivable (undiscounted) of finance lease contract is as follows:

(In millions of yen)
December 31, 2019
Within one year	69
After one year but not more than two years	1
Between two years and three years	—
Between three years and four years	—
Between four years and five years	—
Over 5 years	—

Total	70